Accounts receivable	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable

Note  9.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivable	5,103	2,269
Allowance for credit losses	(50)	(50)
Total accounts receivable, net of allowance for credit losses	5,053	2,219